Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivable
Schedule of aging analysis of trade receivable

	As of December 31,
	2021	2022
Within 3 months	16,462	35,065
Between 3 months and 6 months	890	41
Between 6 months and 1 year	—	1
More than 1 year	103,189	13,274
Total	120,541	48,381